Note 1 - Basis of Presentation and General Information - Excess of Consideration Over Acquired Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Excess of consideration over acquired assets	$ (22,260)	$ (9,309)
Astarte [Member]
Consideration in cash	23,450
Less: Carrying value of Net assets of companies acquired	1,190
Excess of consideration over acquired assets	$ 22,260